May 02, 2001


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    The Maxim Series Account of
               Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File Nos. 333- 44839 and 811- 03249

Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Account (the Account) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1)    the form of prospectus and Statement of Additional
               Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 4 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

        (2) the text of post-effective amendment no. 4 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 27, 2001.

     If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737- 4285.

Maxim Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By:     s/s Arnie A. Beckman
        Arnie A. Beckman
        Attorney
        Great-West Life & Annuity Insurance Company